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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9539
Colonial New York Insured Municipal Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/04

Date of reporting period:	6/1/04 - 8/31/04

Item 1. Schedule of Investments.

Investment Portfolio - Colonial New York Insured Municipal Fund

August 31, 2004 (New York unless otherwise stated) (Unaudited)

Municipal Bonds - 97.9%			Par ($)	Value ($)
EDUCATION - 17.4%
Niagara County Industrial Development
Agency, Niagara University, Series 2001 A,
	5.350%	11/01/23	1,000,000	1,055,530
Schenectady Industrial Development
Agency, Union College, Series 1999 A,
	5.450%	12/01/29	1,000,000	1,071,540
State Dormitory Authority:
Cooper Union, Series 1999,
	6.000%	07/01/19	1,000,000	1,138,540
New York University:
Series 1998 A,
	5.750%	07/01/27	1,500,000	1,752,225
Series 2001,
	5.500%	07/01/22	690,000	797,971
Pratt Institute, Series 1999,
	6.000%	07/01/28	500,000	542,735
Yeshiva University, Series 2004,
	5.250%	07/01/21	500,000	546,120
EDUCATION TOTAL				6,904,661

HEALTH CARE - 16.8%
Congregate Care Retirement - 1.4%
State Dormitory Authority,
Miriam Osborn Memorial Home,
Series 2000 B,
	6.875%	07/01/19	300,000	340,470

Suffolk County Industrial Development Agency,
Jefferson Ferry, Series 1999 A,
	7.200%	11/01/19	200,000	212,852
Congregate Care Retirement Total				553,322

Hospitals - 12.7%
State Dormitory Authority:
Memorial Sloan Center,
Series 2003 1,
	(a)	07/01/25	1,000,000	366,990
New Island Hospital,
Series 1999 B,
	5.750%	07/01/19	1,000,000	1,088,090
New York Methodist Hospital,
	5.250%	07/01/18	250,000	264,547
Presbyterian Hospital
Series 2004 A,	5.250%	08/15/19	1,000,000	1,096,640

Sloan Kettering Cancer Center,
Series 1998,
	5.500%	07/01/23	1,000,000	1,141,180
St. Francis Hospital,
Series 1999 A,
	5.500%	07/01/29	1,000,000	1,066,150
Hospitals Total				5,023,597
Nursing Homes - 2.7%
Syracuse Housing Authority,
Loretto Rest, Series 1997 A,
	5.700%	08/01/27	1,000,000	1,084,480
Nursing Homes Total				1,084,480
HEALTH CARE TOTAL				6,661,399

HOUSING - 3.5%
Assisted Living/Senior - 2.1%
Huntington Housing Authority,
Gurwin Jewish Senior Center,
Series 1999,
	6.000%	05/01/29	200,000	184,962
State Dormitory Authority,
Willow Towers, Inc., Series 2002,
	5.250%	02/01/22	500,000	530,985
Suffolk County Industrial Development Agency,
Gurwin Jewish Phase II,
	6.700%	05/01/39	100,000	100,948
Assisted Living/Senior Total				816,895

Single Family - 1.4%
State Mortgage Agency,
Series 1999 8-2, AMT,
	5.650%	04/01/30		525,000	551,408
Single Family Total					551,408
HOUSING TOTAL					1,368,303

OTHER - 17.7%
Pool/Bond Bank - 1.5%
State Environmental Facilities Corp.,
Series 2000 B,
	5.700%	07/15/22		525,000	585,963
Pool/Bond Bank Total					585,963

Refunded/Escrowed (b) - 16.2%
Metropolitan Transportation Authority,
Series 1998 A,
	5.250%	07/01/28	(c)	1,000,000	1,132,100
State Dormitory Authority,
State University of New York,
Series 1999 C,
	5.500%	07/01/29		1,200,000	1,367,064
State Environmental Facilities Corp.,
Series 2000 B,
	5.700%	07/15/22		15,000	17,251
State Urban Development Corp:
Correctional Facilities Services, Series 1999 C,
	6.000%	01/01/29		1,000,000	1,150,050
Personal Income Tax, Series 1999 C-1,
	5.000%	03/15/23		1,000,000	1,043,030
Triborough Bridge & Tunnel Authority,
Series 1992 Y,
	6.125%	01/01/21		1,390,000	1,701,332
Refunded/Escrowed Total					6,410,827
OTHER TOTAL					6,996,790

OTHER REVENUE - 1.4%
Recreation - 1.4%
New York City Cultural Trust,
American Museum of Natural History,
Series 1997 A,
	5.650%	04/01/22		500,000	540,765
Recreation Total					540,765
OTHER REVENUE TOTAL					540,765

TAX-BACKED - 10.2%
Local General Obligations - 3.8%
New York City,
Series 1996 G,
	6.750%	02/01/09		1,000,000	1,166,760

PR Commonwealth of Puerto Rico,
Municipal Finance Agency, Series 1999 A,
	5.500%	08/01/23		300,000	329,052
Local General Obligations Total					1,495,812

Special Non-Property Tax - 4.9%
Metropolitan Transportation Authority,
Series A,
	5.250%	11/15/18		400,000	456,564
PR Commonwealth of Puerto Rico,
Public Building Authority,
Series 1997 B,
	5.000%	07/01/27		1,000,000	1,097,850
VI Virgin Islands Public Finance Authority,
Series 1999,
	6.500%	10/01/24		350,000	398,962
Special Non-Property Tax Total					1,953,376

State Appropriated - 1.5%
Metropolitan Transportation Authority,
Series 2002,
	5.500%	07/01/17	500,000	580,145
State Appropriated Total				580,145
TAX-BACKED TOTAL				4,029,333

TRANSPORTATION - 14.8%
Air Transportation - 0.2%
New York City Industrial Development Agency:
British Airways PLC, Series 2002, AMT,
	7.625%	12/01/32	100,000	98,851
Air Transportation Total				98,851
Airports - 3.6%
Niagara Frontier Transportation Authority,
Series 1999 A, AMT,
	5.625%	04/01/29	1,350,000	1,438,776
Airports Total				1,438,776

Toll Facilities - 5.6%
New York Thruway Authority,
Second General Highway & Bridge,
Series A,
	5.000%	04/01/21	1,000,000	1,060,930
Triborough Bridge & Tunnel Authority,
Series 2002:
	5.500%	11/15/18	480,000	560,836
	5.500%	11/15/20	500,000	583,550
		Toll Facilities Total		2,205,316
Transportation - 5.4%
Metropolitan Transportation Authority:
Series 2002 A,
	5.000%	11/15/30	500,000	508,375
Series 2002 E,
	5.500%	11/15/15	500,000	581,915
New York City Transportation Authority,
Series 1999 A,
	5.250%	01/01/29	1,000,000	1,034,740
Transportation Total				2,125,030
TRANSPORTATION TOTAL				5,867,973

UTILITY - 16.1%
Independent Power Producers - 6.1%
New York City Industrial Development Agency,
Brooklyn Navy Yard Partners, Series 1997, AMT,
	5.650%	10/01/28	300,000	276,627
Port Authority of New York & New Jersey:
KIAC Partners, Series 1996 IV, AMT,
	6.750%	10/01/19	200,000	207,680
Series 2004,
	5.500%	07/15/19	1,500,000	1,644,450
PR Commonwealth of Puerto Rico Industrial,
Educational, Medical & Environmental
Cogeneration Facilities, AES Project, Series 2000, AMT,
	6.625%	06/01/26	250,000	267,418
Independent Power Producers Total				2,396,175

Municipal Electric - 5.3%
Long Island Power Authority:
Series 1998 A,
	5.250%	12/01/26	1,000,000	1,056,810
Series 2000 A,
	(a)	06/01/19	200,000	1,054,040
Municipal Electric Total				2,110,850

Water & Sewer - 4.7%
Albany Municipal Water Finance Authority,
Water and Sewer Systems Revenue,
Series 2000 A,
	6.375%	12/01/17	200,000	237,544
Buffalo Municipal Water Finance Authority,
Series 1999,
	6.000%	07/01/29	1,450,000	1,623,115

Water & Sewer Total				1,860,659
UTILITY TOTAL				6,367,684

Total Municipal Bonds - 97.9%
(cost of $34,962,192)				38,736,908

Short-Term Obligations - 1.2%
Variable Rate Demand Notes (d) - 1.2%
New York City,
Series 1993 A-7,
	1.330%	08/01/20	300,000	300,000

New York City Water Finance Authority,
Water and Sewer Systems Revenue,
Series 1994 G,
	1.330%	06/15/24	200,000	200,000
	Variable Rate Demand Notes Total			500,000
Total Short-Term Obligations - 1.2%
(cost of $500,000)				500,000

Total Investments - 99.1%
(Cost of $35,462,192) (e)				39,236,908

Other Assets & Liabilities, Net - 0.9%				347,208

Net Assets* - 100.0%				39,584,116

Notes to Investment Portfolio:

*	Net assets represent both Common Shares and Auction Preferred Shares.
(a)	Zero coupon bond.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	The security or a portion of the security pledged as collateral for open futures contracts. As of August 31, 2004, the total market value of the securities pledged amounted to $1,086,816.
(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of August 31, 2004.

(e)	Cost for federal income tax purposes is $35,412,355.

At August 31, 2004, the Fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Notes
10-Year	$5,840,250	$5,821,559	Dec-04	$(18,691)

The Fund holds investments that are insured by private insurers who guarantee the payment of principle and interest in the event of default.  A list of these insurers at August 31, 2004 is as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	38.0
Ambac Assurance Corp.	20.0
Financial Security Assurance, Inc.	15.9
Financial Guaranty Insurance Corp.	6.6
Radian Asset Assurance, Inc.	4.1
GNMA Collateralized	1.4
ACA Financial Guaranty Corp.	0.9
86.9

Acronym	Name
AMT	Alternative Minimum Tax

Item 2. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial New York Insured Municipal Fund

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 28, 2004